Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	693,387	739,252	107,520
Allowance for doubtful accounts	(72,115)	(83,991)	(12,216)

	621,272	655,261	95,304

As of December 31, 2017, and 2018, all accounts receivable was due from third-party customers. Provision for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 were RMB42,533, RMB11,688 and RMB11,222 (US$1,632), respectively.